Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Non-cancellable purchase commitments	$ 49,166
Milestone payments	$ 129,203		$ 30,000